Document and Entity Information	Oct. 10, 2021
Cover [Abstract]
Entity Registrant Name	ASPEN TECHNOLOGY INC /DE/
Amendment Flag	false
Entity Central Index Key	0000929940
Document Type	8-K
Document Period End Date	Oct. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34630
Entity Tax Identification Number	04-2739697
Entity Address, Address Line One	20 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	221-6400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	AZPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false